Label	Element	Value
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	$ (180,000,000)	[1]
Non-controlling interests [member]
Equity	ifrs-full_Equity	1,913,000,000
Non-controlling interests [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	0	[1]
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	98,311,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	$ (180,000,000)	[1]

[1]	See Note 1 for further information.